Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ONEFUND TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Shareholder Report [Line Items]
Fund Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Class Name	Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Trading Symbol	ZZZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cyberhornetetfs.com/. You can also request this information by contacting us at 1-844-282-3837.
Additional Information Phone Number	1-844-282-3837
Additional Information Website	https://cyberhornetetfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 2,454,008
Holdings Count | $ / shares	485
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,454,008
Number of Holdings	485
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(% of net assets)
Apple, Inc.	4.9%
Microsoft Corp.	4.6%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc. - Class A	1.8%
Alphabet, Inc. - Class A	1.4%
Berkshire Hathaway, Inc. - Class B	1.2%
Alphabet, Inc. - Class C	1.2%
Eli Lilly & Co.	1.0%
Tesla, Inc.	1.0%

Updated Prospectus Web Address	https://cyberhornetetfs.com/.